Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO All Asset Fund), Class A)	0 Months Ended
May 04, 2012
(PIMCO All Asset Fund) | Class A
Bar Chart Table:
Annual Return 2003	15.31%
Annual Return 2004	11.13%
Annual Return 2005	5.82%
Annual Return 2006	4.69%
Annual Return 2007	7.92%
Annual Return 2008	(15.91%)
Annual Return 2009	22.20%
Annual Return 2010	13.06%